Subsequent Events - Additional Information (Details) - USD ($) $ in Millions	Jul. 03, 2023	Feb. 13, 2023	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Subsequent Event [Line Items]
Number of shares repurchased during the period (in shares)		100
Subsequent Event
Subsequent Event [Line Items]
Common stock, shares, outstanding (in shares)	62,053,870
Shares outstanding percentage owned	42.91%
Subsequent Event | Flex Ltd
Subsequent Event [Line Items]
Shares outstanding percentage owned	51.47%
Subsequent Event | Yuma, Inc
Subsequent Event [Line Items]
Number of shares repurchased during the period (in shares)	14,025,000
Subsequent Event | TPG Rise
Subsequent Event [Line Items]
Number of shares repurchased during the period (in shares)	1,606,562
Subsequent Event | Follow-on Offering
Subsequent Event [Line Items]
Consideration received on transaction	$ 551.0
Subsequent Event | Follow-on Offering | Flex Ltd
Subsequent Event [Line Items]
Payments of stock issuance costs	$ 1.8
Common Class A [Member]
Subsequent Event [Line Items]
Common stock, shares, outstanding (in shares)			46,422,308	45,886,065	0
Common Class A [Member] | Subsequent Event | Follow-on Offering
Subsequent Event [Line Items]
Number of shares issued in transaction (in shares)	15,631,562
Common Class B [Member]
Subsequent Event [Line Items]
Common stock, shares, outstanding (in shares)			98,204,522	98,204,522	0
Common Class B [Member] | Subsequent Event | TPG Rise
Subsequent Event [Line Items]
Stock repurchased and retired during period (in shares)	1,606,562
Common stock, shares, outstanding (in shares)	8,140,341
Shares outstanding percentage owned	5.63%
Common Class B [Member] | Subsequent Event | Flex Ltd
Subsequent Event [Line Items]
Stock repurchased and retired during period (in shares)	14,025,000
Common stock, shares, outstanding (in shares)	74,432,619